Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 12	$ 1
Bank deposits	7,748	6,874
Short term investments	1,067	1,952
Total cash and cash equivalent	$ 8,827	$ 8,827	$ 11,267	$ 10,028